IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated October 16, 2023 (the “Supplement”)

to the Summary Prospectus and Prospectus, each dated August 1, 2023, and the Statement of Additional Information (the “SAI”), dated August 1, 2023 (as revised October 13, 2023), for the iShares North American Tech-Multimedia Networking ETF (IGN) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The Board of Trustees (the “Board”) has approved the following changes for each Fund that are expected to be implemented on or around December 15, 2023:

Current Fund Name	Current Ticker	New Fund Name	New Ticker

iShares North American Tech-Multimedia Networking ETF	IGN	iShares U.S. Digital Infrastructure and Real Estate ETF	DIGI

Current Underlying Index	New Underlying Index

S&P North American Technology Multimedia Networking Index	S&P Data Center, Tower REIT and Communications Equipment Index

Unless otherwise noted herein, all references to “iShares North American Tech-Multimedia Networking ETF” in the Summary Prospectus, Prospectus, and the SAI are deleted in their entirety and replaced with “iShares U.S. Digital Infrastructure and Real Estate ETF.”

Change to the Fund’s “Investment Objective”

The section entitled “Investment Objective” of the Summary Prospectus and Prospectus are deleted in its entirety and replaced with the following:

The iShares U.S. Digital Infrastructure and Real Estate ETF (the “Fund”) seeks to track the investment results of an index composed of US-listed companies engaged in the owning, operating, developing, or providing of infrastructure for the storage, processing, transmission and/or access of digital data and services.

Change to the Fund’s “Principal Investment Strategies”

The first paragraph of the section entitled “Principal Investment Strategies” of the Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the S&P Data Center, Tower REIT and Communications Equipment Index (the “Underlying Index”), which measures the performance of stocks of U.S.-listed companies, as well as U.S.-listed American Depository Receipts (“ADRs”) of foreign companies from developed markets, involved in the ownership and management of data centers, telecommunication towers, and related equipment, as determined by S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”).

The Underlying Index is a subset of the S&P Developed Broad Market Index and includes securities with a minimum float-adjusted market capitalization (“FMC”) of $300 million, a three-month Median Daily Value Traded (“MDTV”) of $2 million and may include large-, mid- or small-capitalization companies.

The Index Provider selects index constituents using a tiered approach consisting of Tier 1a, Tier 1b, and Tier 2, based on a company’s FactSet Revere Business Industry Classification System (“RBICS”) Focus Level 6 sub-industry, which defines each company’s primary line of business. The Index Provider selects companies which are classified within 17 sub-industries, which correspond with the following categories: Telecommunication Towers, Data Centers, Communications Equipment, Communications Semiconductors, and Data Storage Equipment. SPDJI classifies Tier 1a and Tier 1b companies as those belonging to the sub-industries of the Telecommunication Towers and Data Centers categories, respectively. The Index Provider classifies Tier 2 companies as those belonging to the sub-industries of the Communications Equipment, Communications Semiconductors and Data Storage Equipment categories. If there are 50 or more stocks classified as Tier 1a and Tier 1b, then all of Tier 1a and Tier 1b stocks are selected for inclusion in the Underlying Index and the Index Provider does not look to Tier 2 companies. If less than 50 stocks are classified as Tier 1a and Tier 1b, the largest eligible Tier 2 stocks, determined by the Index Provider according to the company’s FMC, are selected until the total stocks in the Underlying Index are capped at 50. The Index Provider requires the Tier 1a companies and Tier 1b companies, in aggregate, to have a minimum of 25% weight for each tier. Tier 2 companies may comprise up to 45% of the overall weight of the Underlying Index. Individual Tier 1a and Tier 1b securities are capped at 10% and individual and Tier 2 securities are capped at 4.5%. Securities with weights greater than 4.5% will not in aggregate exceed 45% of the Underlying Index weight at rebalance. The Underlying Index is reviewed annually in December and rebalanced quarterly in March, June, and September.

As of September 18, 2023, the Underlying Index had 29 securities and a significant portion of the index constituents were represented by securities of companies in the Real Estate and Information Technology industries or sectors. The components of the Underlying Index are likely to change over time.

The section entitled “S&P North American Technology Multimedia Networking IndexTM” on page 53 of the SAI is deleted in its entirety and replaced with the following:

S&P Data Center, Tower REIT and Communications Equipment Index

Number of Components: approximately 29

Index Description. The S&P Data Center, Tower REIT and Communications Equipment Index (the “Underlying Index”) measures the performance of stocks of U.S.-listed companies, as well as U.S.-listed American Depository Receipts (“ADRs”)

of foreign companies from developed markets, which are involved in the ownership and management of data centers, telecommunication towers, and related equipment, as determined by S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”). The Underlying Index is a subset of the S&P Global Broad Market Index and includes securities with a minimum float-adjusted market capitalization (“FMC”) of $300 million, a three-month Median Daily Value Traded (“MDTV”) of $2 million and may include large-, mid- or small-capitalization companies.

Index Methodology. The Index Provider selects index constituents using a tiered approach consisting of Tier 1a, Tier 1b, and Tier 2, based on a company’s FactSet Revere Business Industry Classification System (“RBICS”) Focus Level 6 sub-industry, which defines each company’s primary line of business. SPDJI classifies Tier 1a companies as those belonging to the RBICS Focus Level 6 sub-industries of Tower Equity REITs and Wireless Infrastructure Services; Tier 1b companies as those belonging to the RBICS Focus Level 6 sub-industries of Data Center Equity REITs and Colocation and Data Center Services; and Tier 2 companies as those belonging to the following RBICS Focus Level 6 sub-industries: Cable Interconnect Components, Networking Semiconductors, Other Communications Semiconductors, General Communications Equipment, Other Wireless Equipment, Carrier Core (Backbone) Equipment, Carrier Edge Network Management Equipment, General Carrier Edge (Access) Equipment, General Customer Premises Equipment (CPE), Other Wide Area Networking (WAN) Equipment, Other Core Infrastructure Equipment, Server Computer Systems and Disk Storage Systems. If there are 50 or more stocks classified as Tier 1a and Tier 1b, then all of Tier 1a and Tier 1b stocks are selected for inclusion in the Underlying Index, and the Index Provider does not look to Tier 2 companies. If less than 50 stocks are classified as Tier 1a and Tier 1b, the largest eligible Tier 2 stocks, determined by the Index Provider according to the company’s FMC, are selected until the total stocks in the Underlying Index reach 50, at which point the Index Provider caps the Underlying Index. The Index Provider requires the Tier 1a companies and Tier 1b companies, in aggregate, to have a minimum weight of 25% for each tier. Tier 2 companies may comprise up to 45% of the overall weight of the Underlying Index. Individual Tier 1a and Tier 1b securities are capped at 10% and individual Tier 2 securities are capped at 4.5%. Securities with weights greater than 4.5% will not in aggregate exceed 45% of the Underlying Index weight at rebalance. The Underlying Index is reviewed annually in December and rebalanced quarterly in March, June, and September.

As of September 18, 2023, the Underlying Index had 29 securities and a significant portion of the index constituents were represented by securities of companies in the Real Estate and Information Technology industries or sectors. The components of the Underlying Index are likely to change over time.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

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